iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Boeing Co. (The)
(a) (b)
....................... 1,259,866 $ 266,033,305
BWX Technologies, Inc. .................... 196,928 14,094,137
Curtiss-Wright Corp. ....................... 99,237 18,225,867
General Dynamics Corp. .................... 639,949 137,685,027
HEICO Corp. ........................... 11,614 2,054,981
HEICO Corp. , Class A ...................... 20,583 2,893,970
Hexcel Corp. ............................ 219,235 16,666,245
Howmet Aerospace, Inc. .................... 991,395 49,133,536
Huntington Ingalls Industries, Inc. .............. 102,884 23,416,398
L3Harris Technologies, Inc. .................. 494,414 96,791,429
Mercury Systems, Inc.
(a) (b)
................... 142,035 4,912,991
Northrop Grumman Corp. ................... 352,964 160,880,991
Raytheon Technologies Corp. ................ 3,821,376 374,341,993
Spirit AeroSystems Holdings, Inc. , Class A ........ 243,904 7,119,558
Textron, Inc.
(b)
........................... 527,071 35,645,812
TransDigm Group, Inc. ..................... 113,854 101,804,831
Woodward, Inc. .......................... 153,872 18,296,919
1,329,997,990
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 66,110 6,237,478
Expeditors International of Washington, Inc.
(b)
...... 347,889 42,139,795
FedEx Corp. ............................ 606,324 150,307,720
GXO Logistics, Inc.
(a) (b)
..................... 307,720 19,330,970
United Parcel Service, Inc. , Class B ............ 1,369,167 245,423,185
463,439,148
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 707,396 72,218,058
BorgWarner, Inc. ......................... 606,902 29,683,577
Gentex Corp. ........................... 609,658 17,838,593
Lear Corp. ............................. 154,213 22,137,276
QuantumScape Corp. , Class A
(a) (b)
............. 777,605 6,213,064
148,090,568
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 10,258,958 155,218,035
General Motors Co. ....................... 3,625,681 139,806,259
Harley-Davidson, Inc. ...................... 340,796 11,999,427
Lucid Group, Inc.
(a) (b)
....................... 1,938,212 13,354,281
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,357,388 22,614,084
Thor Industries, Inc. ....................... 133,258 13,792,203
356,784,289
a
Banks  —  6 .3%
Bank of America Corp. ..................... 18,215,246 522,595,408
Bank OZK ............................. 286,661 11,512,306
BOK Financial Corp. ....................... 73,712 5,954,455
Citigroup, Inc. ........................... 5,085,973 234,158,197
Citizens Financial Group, Inc. ................ 1,264,428 32,976,282
Columbia Banking System, Inc. ............... 540,821 10,967,850
Comerica, Inc. ........................... 342,302 14,499,913
Commerce Bancshares, Inc. ................. 297,279 14,477,487
Cullen/Frost Bankers, Inc. ................... 155,904 16,764,357
East West Bancorp, Inc. .................... 369,389 19,500,045
Fifth Third Bancorp ....................... 1,774,461 46,508,623
First Citizens BancShares, Inc. , Class A .......... 25,322 32,499,521
First Hawaiian, Inc. ....................... 330,841 5,958,446
First Horizon Corp. ........................ 1,390,178 15,667,306
FNB Corp. ............................. 930,023 10,639,463
Huntington Bancshares, Inc. ................. 3,762,825 40,563,254
JPMorgan Chase & Co. .................... 7,645,580 1,111,973,155
KeyCorp ............................... 2,424,309 22,400,615
Security Shares Value
a
Banks (continued)
M&T Bank Corp. ......................... 432,244 $ 53,494,517
New York Community Bancorp, Inc. ............ 1,871,695 21,037,852
NU Holdings, Ltd. , Class A
(a) (b)
................ 1,891,108 14,920,842
Pinnacle Financial Partners, Inc. ............... 195,709 11,086,915
PNC Financial Services Group, Inc. (The) ........ 1,041,241 131,144,304
Popular, Inc. ............................ 183,053 11,078,368
Prosperity Bancshares, Inc. .................. 226,565 12,796,391
Regions Financial Corp. .................... 2,444,267 43,556,838
Synovus Financial Corp. .................... 376,166 11,379,022
Truist Financial Corp. ...................... 3,467,484 105,238,139
U.S. Bancorp ........................... 4,006,788 132,384,276
Webster Financial Corp. .................... 457,063 17,254,128
Wells Fargo & Co. ........................ 9,883,609 421,832,432
Western Alliance Bancorp ................... 281,213 10,255,838
Wintrust Financial Corp. .................... 158,245 11,491,752
Zions Bancorp NA ........................ 378,472 10,165,758
3,188,734,055
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 2,052 632,919
Brown-Forman Corp. , Class A
(b)
............... 26,225 1,785,136
Brown-Forman Corp. , Class B , NVS ............ 98,574 6,582,772
Coca-Cola Co. (The) ...................... 5,133,241 309,123,773
Constellation Brands, Inc. , Class A ............. 359,865 88,573,572
Keurig Dr Pepper, Inc. ..................... 2,491,463 77,908,048
Molson Coors Beverage Co. , Class B ........... 457,850 30,144,844
PepsiCo, Inc. ........................... 1,113,209 206,188,571
720,939,635
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 63,461 12,053,782
Amgen, Inc. ............................ 447,021 99,247,602
Biogen, Inc.
(a)
........................... 376,566 107,264,825
BioMarin Pharmaceutical, Inc.
(a)
............... 431,648 37,415,249
Exact Sciences Corp.
(a) (b)
.................... 303,379 28,487,288
Exelixis, Inc.
(a)
........................... 218,591 4,177,274
Gilead Sciences, Inc. ...................... 3,268,435 251,898,285
Horizon Therapeutics PLC
(a)
................. 67,635 6,956,260
Incyte Corp.
(a)
........................... 125,682 7,823,705
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 51,488 2,112,553
Karuna Therapeutics, Inc.
(a)
.................. 9,790 2,122,961
Mirati Therapeutics, Inc.
(a) (b)
.................. 130,054 4,698,851
Moderna, Inc.
(a) (b)
......................... 879,104 106,811,136
Regeneron Pharmaceuticals, Inc.
(a)
............. 252,500 181,431,350
Roivant Sciences, Ltd.
(a)
.................... 34,282 345,563
United Therapeutics Corp.
(a)
.................. 117,454 25,927,970
Vertex Pharmaceuticals, Inc.
(a)
................ 57,600 20,270,016
899,044,670
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 1,310,157 58,550,916
Etsy, Inc.
(a)
............................. 140,155 11,858,514
Kohl's Corp. ............................ 287,499 6,626,852
Macy's, Inc. ............................ 703,838 11,296,600
Nordstrom, Inc. .......................... 296,836 6,076,233
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 108,859 6,306,202
100,715,317
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 287,991 20,959,985
Allegion PLC ............................ 17,111 2,053,662
Armstrong World Industries, Inc. ............... 82,443 6,056,263
AZEK Co., Inc. (The) , Class A
(a)
............... 318,889 9,659,148
Builders FirstSource, Inc.
(a) (b)
................. 332,889 45,272,904
Carlisle Companies, Inc. .................... 132,659 34,031,013

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Carrier Global Corp. ....................... 2,177,677 $ 108,252,324
Fortune Brands Innovations, Inc. .............. 331,841 23,875,960
Hayward Holdings, Inc.
(a) (b)
................... 287,303 3,691,843
Johnson Controls International PLC ............ 1,795,971 122,377,464
Lennox International, Inc. ................... 83,158 27,115,329
Masco Corp. ............................ 588,705 33,779,893
Owens Corning .......................... 235,242 30,699,081
Trane Technologies PLC .................... 419,606 80,253,844
548,078,713
a
Capital Markets  —  4 .9%
Affiliated Managers Group, Inc. ............... 92,754 13,902,897
Bank of New York Mellon Corp. (The) ........... 2,065,391 91,951,207
BlackRock, Inc.
(c)
......................... 388,707 268,650,956
Blue Owl Capital, Inc. , Class A ................ 989,275 11,525,054
Carlyle Group, Inc. (The) .................... 555,490 17,747,906
Cboe Global Markets, Inc. ................... 273,711 37,774,855
Charles Schwab Corp. (The) ................. 3,875,694 219,674,336
CME Group, Inc. , Class A ................... 938,821 173,954,143
Coinbase Global, Inc. , Class A
(a) (b)
.............. 436,929 31,262,270
Evercore, Inc. , Class A ..................... 92,605 11,445,052
Franklin Resources, Inc. .................... 748,363 19,988,776
Goldman Sachs Group, Inc. (The) ............. 844,281 272,314,394
Houlihan Lokey, Inc. , Class A ................. 119,739 11,771,541
Interactive Brokers Group, Inc. , Class A .......... 262,107 21,773,229
Intercontinental Exchange, Inc. ............... 1,448,986 163,851,337
Invesco Ltd. ............................ 965,068 16,222,793
Janus Henderson Group PLC ................ 348,209 9,488,695
Jefferies Financial Group, Inc. ................ 529,098 17,550,181
KKR & Co., Inc. .......................... 1,272,848 71,279,488
Lazard Ltd. , Class A ....................... 284,688 9,110,016
Moody's Corp. ........................... 36,350 12,639,622
Morgan Stanley .......................... 3,143,954 268,493,672
MSCI, Inc. , Class A ....................... 101,598 47,678,925
Nasdaq, Inc. ............................ 892,931 44,512,610
Northern Trust Corp. ....................... 535,981 39,737,631
Raymond James Financial, Inc. ............... 510,690 52,994,301
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,748,202 17,447,056
S&P Global, Inc. ......................... 769,263 308,389,844
SEI Investments Co. ....................... 264,678 15,780,102
State Street Corp. ........................ 872,231 63,829,865
Stifel Financial Corp. ...................... 267,029 15,933,620
T Rowe Price Group, Inc. ................... 576,440 64,572,809
TPG, Inc. , Class A ........................ 118,526 3,468,071
Tradeweb Markets, Inc. , Class A
(b)
............. 194,986 13,352,641
Virtu Financial, Inc. , Class A .................. 232,416 3,971,989
XP, Inc. , Class A
(a)
........................ 800,973 18,790,827
2,482,832,711
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 579,887 173,693,553
Albemarle Corp.
(b)
........................ 305,962 68,257,063
Ashland, Inc. ............................ 130,658 11,355,487
Axalta Coating Systems Ltd.
(a)
................ 514,014 16,864,799
Celanese Corp. .......................... 258,983 29,990,231
CF Industries Holdings, Inc. .................. 511,598 35,515,133
Chemours Co. (The) ....................... 386,700 14,265,363
Corteva, Inc. ............................ 1,864,621 106,842,783
Dow, Inc. .............................. 1,849,950 98,528,337
DuPont de Nemours, Inc. ................... 1,200,061 85,732,358
Eastman Chemical Co. ..................... 308,499 25,827,536
Ecolab, Inc. ............................ 143,603 26,809,244
Element Solutions, Inc. ..................... 580,612 11,147,750
FMC Corp. ............................. 278,394 29,047,630
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 3,630,456 6,752,648
Security Shares Value
a
Chemicals (continued)
Huntsman Corp. ......................... 454,269 $ 12,274,348
International Flavors & Fragrances, Inc. .......... 667,274 53,108,338
Linde PLC ............................. 1,162,271 442,918,233
LyondellBasell Industries NV , Class A ........... 676,134 62,089,385
Mosaic Co. (The) ......................... 863,680 30,228,800
NewMarket Corp. ......................... 16,322 6,563,403
Olin Corp. .............................. 340,070 17,476,197
PPG Industries, Inc. ....................... 459,493 68,142,812
RPM International, Inc. ..................... 270,128 24,238,586
Sherwin-Williams Co. (The) .................. 103,430 27,462,734
Westlake Corp.
(b)
......................... 84,180 10,056,985
1,495,189,736
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 24,805 12,330,069
Clean Harbors, Inc.
(a)
...................... 134,804 22,165,822
Driven Brands Holdings, Inc.
(a) (b)
............... 169,308 4,581,475
MSA Safety, Inc. ......................... 79,668 13,859,045
RB Global, Inc. .......................... 111,065 6,663,900
Republic Services, Inc. ..................... 539,848 82,688,518
Stericycle, Inc.
(a)
......................... 239,543 11,124,377
Tetra Tech, Inc. .......................... 112,928 18,490,831
Waste Management, Inc. .................... 108,157 18,756,587
190,660,624
a
Communications Equipment  —  1 .3%
Ciena Corp.
(a)
........................... 390,750 16,602,968
Cisco Systems, Inc. ....................... 10,722,729 554,793,998
F5, Inc.
(a) (b)
............................. 156,823 22,936,932
Juniper Networks, Inc. ..................... 828,142 25,945,689
Lumentum Holdings, Inc.
(a) (b)
................. 177,718 10,081,942
Motorola Solutions, Inc. .................... 34,421 10,094,991
Ubiquiti, Inc. ............................ 1,680 295,260
Viasat, Inc.
(a) (b)
........................... 187,177 7,722,923
648,474,703
a
Construction & Engineering  —  0 .3%
AECOM ............................... 342,956 29,044,944
EMCOR Group, Inc. ....................... 79,783 14,742,303
MasTec, Inc.
(a) (b)
.......................... 163,525 19,291,044
MDU Resources Group, Inc. ................. 525,628 11,006,650
Quanta Services, Inc. ...................... 276,856 54,388,361
Valmont Industries, Inc. ..................... 50,398 14,668,338
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 387,072 18,498,171
161,639,811
a
Construction Materials  —  0 .3%
Eagle Materials, Inc. ....................... 31,754 5,919,580
Martin Marietta Materials, Inc. ................ 161,330 74,484,448
Vulcan Materials Co. ...................... 270,052 60,880,523
141,284,551
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 711,530 19,218,425
American Express Co. ..................... 1,039,669 181,110,340
Capital One Financial Corp. .................. 990,909 108,375,717
Credit Acceptance Corp.
(a) (b)
.................. 17,241 8,757,221
Discover Financial Services .................. 662,430 77,404,946
OneMain Holdings, Inc. ..................... 291,799 12,748,698
SLM Corp. ............................. 380,094 6,203,134
SoFi Technologies, Inc.
(a) (b)
.................. 2,410,610 20,104,487
Synchrony Financial ....................... 1,116,467 37,870,561
471,793,529
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 999,868 $ 21,817,120
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 226,329 14,260,990
Casey's General Stores, Inc. ................. 83,827 20,443,729
Dollar Tree, Inc.
(a) (b)
....................... 545,060 78,216,110
Grocery Outlet Holding Corp.
(a) (b)
............... 246,907 7,557,823
Kroger Co. (The) ......................... 1,705,489 80,157,983
Performance Food Group Co.
(a)
............... 211,270 12,726,905
U.S. Foods Holding Corp.
(a)
.................. 589,534 25,939,496
Walgreens Boots Alliance, Inc. ................ 1,872,167 53,338,038
Walmart, Inc. ............................ 3,732,662 586,699,813
901,158,007
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,871,214 38,634,716
AptarGroup, Inc. ......................... 171,949 19,922,011
Ardagh Group SA
(a)
....................... 42,326 248,877
Ardagh Metal Packaging SA ................. 26,241 98,666
Avery Dennison Corp. ...................... 140,977 24,219,848
Ball Corp. .............................. 805,348 46,879,307
Berry Global Group, Inc. .................... 319,148 20,533,982
Crown Holdings, Inc. ...................... 276,004 23,976,467
Graphic Packaging Holding Co. ............... 368,354 8,851,547
International Paper Co. ..................... 901,188 28,666,790
Packaging Corp. of America ................. 231,768 30,630,459
Sealed Air Corp. ......................... 167,186 6,687,440
Silgan Holdings, Inc. ....................... 217,294 10,188,916
Sonoco Products Co. ...................... 254,335 15,010,852
Westrock Co. ........................... 668,295 19,427,336
293,977,214
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 366,541 62,029,734
LKQ Corp. ............................. 696,875 40,606,906
102,636,640
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 599,435 3,614,593
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 130,878 12,099,671
Grand Canyon Education, Inc.
(a)
............... 56,666 5,848,498
H&R Block, Inc. .......................... 139,028 4,430,822
Mister Car Wash, Inc.
(a) (b)
.................... 194,711 1,878,961
Service Corp. International .................. 246,218 15,903,221
43,775,766
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 554,679 37,474,113
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 18,722,016 298,616,155
Frontier Communications Parent, Inc.
(a) (b)
......... 636,869 11,871,238
Iridium Communications, Inc. ................. 20,767 1,290,046
Verizon Communications, Inc. ................ 11,005,042 409,277,512
721,054,951
a
Electric Utilities  —  3 .3%
Alliant Energy Corp. ....................... 657,734 34,517,880
American Electric Power Co., Inc. .............. 1,346,544 113,379,005
Avangrid, Inc. ........................... 184,804 6,963,415
Constellation Energy Corp. .................. 856,377 78,401,314
Duke Energy Corp. ....................... 2,015,585 180,878,598
Edison International ....................... 987,888 68,608,822
Entergy Corp. ........................... 553,166 53,861,773
Evergy, Inc. ............................. 582,964 34,056,757
Eversource Energy ....................... 911,043 64,611,170
Exelon Corp. ............................ 2,598,666 105,869,653
Security Shares Value
a
Electric Utilities (continued)
FirstEnergy Corp. ........................ 1,423,254 $ 55,336,115
Hawaiian Electric Industries, Inc. .............. 285,073 10,319,643
IDACORP, Inc. .......................... 131,363 13,477,844
NextEra Energy, Inc. ...................... 5,293,830 392,802,186
NRG Energy, Inc. ......................... 606,232 22,667,014
OGE Energy Corp. ........................ 525,705 18,878,066
PG&E Corp.
(a)
........................... 4,708,639 81,365,282
Pinnacle West Capital Corp. ................. 294,585 23,996,894
PPL Corp. ............................. 1,928,937 51,039,673
Southern Co. (The) ....................... 2,849,420 200,171,755
Xcel Energy, Inc. ......................... 1,440,186 89,536,364
1,700,739,223
a
Electrical Equipment  —  1 .2%
Acuity Brands, Inc. ........................ 82,786 13,500,741
AMETEK, Inc.
(b)
.......................... 601,129 97,310,762
Eaton Corp. PLC ......................... 1,041,330 209,411,463
Emerson Electric Co. ...................... 1,492,229 134,882,579
Generac Holdings, Inc.
(a) (b)
................... 159,782 23,828,290
Hubbell, Inc. ............................ 75,832 25,142,858
nVent Electric PLC ........................ 432,124 22,327,847
Plug Power, Inc.
(a) (b)
....................... 1,351,529 14,042,386
Regal Rexnord Corp. ...................... 172,063 26,480,496
Sensata Technologies Holding PLC ............ 397,033 17,862,515
Sunrun, Inc.
(a) (b)
.......................... 548,949 9,804,229
Vertiv Holdings Co. , Class A ................. 787,997 19,518,686
614,112,852
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 757,482 64,348,096
Arrow Electronics, Inc.
(a)
.................... 150,537 21,561,414
Avnet, Inc. ............................. 236,357 11,924,211
CDW Corp. ............................. 20,408 3,744,868
Cognex Corp. ........................... 449,390 25,174,828
Coherent Corp.
(a) (b)
........................ 310,053 15,806,502
Corning, Inc. ............................ 1,987,841 69,653,949
IPG Photonics Corp.
(a) (b)
.................... 78,009 10,595,182
Jabil, Inc. .............................. 125,187 13,511,433
Keysight Technologies, Inc.
(a) (b)
................ 345,034 57,775,943
Littelfuse, Inc. ........................... 63,678 18,550,038
National Instruments Corp. .................. 74,300 4,264,820
TD SYNNEX Corp. ........................ 108,112 10,162,528
Teledyne Technologies, Inc.
(a)
................. 121,758 50,055,931
Trimble, Inc.
(a)
........................... 645,224 34,158,159
Vontier Corp. ............................ 268,024 8,633,053
Zebra Technologies Corp. , Class A
(a) (b)
........... 109,973 32,533,313
452,454,268
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 2,647,807 83,697,179
Halliburton Co. .......................... 1,876,151 61,894,222
NOV, Inc. .............................. 1,020,560 16,369,782
Schlumberger Ltd. ........................ 3,725,359 182,989,634
TechnipFMC PLC
(a)
....................... 1,155,558 19,205,374
364,156,191
a
Entertainment  —  1 .8%
Activision Blizzard, Inc.
(a)
.................... 2,037,528 171,763,610
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 1,349,897 5,939,547
Electronic Arts, Inc. ....................... 716,034 92,869,610
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
61,873 4,183,852
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 507,285 38,188,415
Live Nation Entertainment, Inc.
(a) (b)
............. 315,179 28,715,959
Madison Square Garden Sports Corp. , Class A ..... 48,372 9,096,355

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Playtika Holding Corp.
(a)
.................... 18,762 $ 217,639
Roku, Inc. , Class A
(a) (b)
..................... 284,076 18,169,501
Take-Two Interactive Software, Inc.
(a) (b)
.......... 430,958 63,419,779
Walt Disney Co. (The)
(a)
.................... 4,782,147 426,950,084
Warner Bros Discovery, Inc. , Series A
(a)
.......... 5,758,571 72,212,480
931,726,831
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 579,407 8,882,309
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,788,717 1,632,952,497
Block, Inc. , Class A
(a) (b)
..................... 889,925 59,242,307
Euronet Worldwide, Inc.
(a) (b)
.................. 63,409 7,442,314
Fidelity National Information Services, Inc. ........ 1,547,337 84,639,334
Fiserv, Inc.
(a)
............................ 1,167,322 147,257,670
FleetCor Technologies, Inc.
(a) (b)
................ 13,930 3,497,545
Global Payments, Inc. ..................... 683,768 67,364,823
Jack Henry & Associates, Inc. ................ 130,477 21,832,717
MGIC Investment Corp. .................... 749,352 11,832,268
PayPal Holdings, Inc.
(a)
..................... 277,826 18,539,329
Rocket Companies, Inc. , Class A
(a) (b)
............ 209,016 1,872,783
TFS Financial Corp. ....................... 160,854 2,021,935
UWM Holdings Corp. , Class A ................ 155,007 868,039
Voya Financial, Inc. ....................... 260,570 18,685,475
Western Union Co. (The) ................... 535,976 6,286,999
WEX, Inc.
(a)
............................. 60,300 10,978,821
2,104,197,165
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 1,417,849 107,132,670
Bunge Ltd. ............................. 390,718 36,864,243
Campbell Soup Co. ....................... 497,673 22,748,633
Conagra Brands, Inc. ...................... 1,243,810 41,941,273
Darling Ingredients, Inc.
(a)
................... 412,290 26,299,979
Flowers Foods, Inc. ....................... 488,822 12,161,891
Freshpet, Inc.
(a) (b)
......................... 86,137 5,668,676
General Mills, Inc. ........................ 1,535,666 117,785,582
Hershey Co. (The) ........................ 98,943 24,706,067
Hormel Foods Corp. ....................... 758,159 30,493,155
Ingredion, Inc. ........................... 173,489 18,381,160
J M Smucker Co. (The) ..................... 269,618 39,814,490
Kellogg Co. ............................. 679,268 45,782,663
Kraft Heinz Co. (The) ...................... 2,099,752 74,541,196
Lamb Weston Holdings, Inc. ................. 21,188 2,435,561
McCormick & Co., Inc. , NVS ................. 656,698 57,283,767
Mondelez International, Inc. , Class A ............ 3,556,065 259,379,381
Pilgrim's Pride Corp.
(a)
..................... 106,808 2,295,304
Post Holdings, Inc.
(a) (b)
...................... 139,156 12,057,867
Seaboard Corp. .......................... 687 2,446,215
Tyson Foods, Inc. , Class A .................. 727,118 37,112,103
977,331,876
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 376,865 43,844,474
National Fuel Gas Co. ..................... 234,706 12,054,500
UGI Corp. .............................. 543,533 14,659,085
70,558,059
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc.
(a)
................... 34,888 7,977,839
CSX Corp. ............................. 4,718,890 160,914,149
Hertz Global Holdings, Inc.
(a) (b)
................ 349,799 6,432,803
JB Hunt Transport Services, Inc. .............. 173,129 31,341,543
Knight-Swift Transportation Holdings, Inc. , Class A .. 410,015 22,780,433
Landstar System, Inc. ...................... 18,972 3,652,869
Norfolk Southern Corp. ..................... 594,026 134,701,336
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ............... 17,709 $ 6,547,903
Ryder System, Inc. ........................ 119,372 10,121,552
Saia, Inc.
(a) (b)
............................ 62,115 21,268,797
Schneider National, Inc. , Class B .............. 155,889 4,477,132
U-Haul Holding Co. ....................... 14,383 795,667
U-Haul Holding Co. , Series N , NVS
(b)
........... 129,392 6,556,293
Union Pacific Corp. ....................... 911,764 186,565,150
XPO, Inc.
(a) (b)
............................ 296,330 17,483,470
621,616,936
a
Health Care Equipment & Supplies  —  3 .7%
Abbott Laboratories ....................... 4,241,668 462,426,645
Baxter International, Inc. .................... 1,321,134 60,190,865
Becton Dickinson & Co. .................... 741,051 195,644,874
Boston Scientific Corp.
(a)
.................... 3,754,422 203,076,686
Cooper Companies, Inc. (The)
(b)
............... 126,963 48,681,423
Dentsply Sirona, Inc. ...................... 555,171 22,217,943
Enovis Corp.
(a)
........................... 136,415 8,746,930
Envista Holdings Corp.
(a)
.................... 425,917 14,413,031
GE HealthCare Technologies, Inc. ............. 941,729 76,506,064
Globus Medical, Inc. , Class A
(a)
............... 209,839 12,493,814
Hologic, Inc.
(a) (b)
.......................... 634,908 51,408,501
ICU Medical, Inc.
(a) (b)
....................... 52,599 9,372,616
Integra LifeSciences Holdings Corp.
(a)
........... 185,812 7,642,448
Medtronic PLC .......................... 3,473,395 306,006,099
QuidelOrtho Corp.
(a) (b)
...................... 141,834 11,752,365
STERIS PLC ............................ 259,196 58,313,916
Stryker Corp. ........................... 692,985 211,422,794
Tandem Diabetes Care, Inc.
(a)
................ 144,989 3,558,030
Teleflex, Inc. ............................ 123,087 29,790,747
Zimmer Biomet Holdings, Inc. ................ 548,821 79,908,338
1,873,574,129
a
Health Care Providers & Services  —  3 .0%
Acadia Healthcare Co., Inc.
(a) (b)
................ 235,955 18,791,456
agilon health, Inc.
(a) (b)
...................... 77,587 1,345,359
Amedisys, Inc.
(a)
......................... 83,334 7,620,061
Cardinal Health, Inc. ....................... 329,822 31,191,266
Centene Corp.
(a) (b)
........................ 1,433,130 96,664,618
Chemed Corp. ........................... 10,870 5,887,953
Cigna Group (The) ........................ 706,963 198,373,818
CVS Health Corp. ........................ 3,348,468 231,479,593
Elevance Health, Inc. ...................... 537,465 238,790,325
Encompass Health Corp. ................... 239,397 16,209,571
HCA Healthcare, Inc. ...................... 423,955 128,661,863
Henry Schein, Inc.
(a) (b)
...................... 339,121 27,502,713
Humana, Inc. ........................... 184,875 82,663,159
Laboratory Corp. of America Holdings ........... 231,193 55,793,807
McKesson Corp. ......................... 221,740 94,751,719
Molina Healthcare, Inc.
(a)
.................... 69,237 20,856,954
Premier, Inc. , Class A ...................... 308,468 8,532,225
Quest Diagnostics, Inc. ..................... 292,860 41,164,402
R1 RCM, Inc.
(a)
.......................... 397,690 7,337,380
Tenet Healthcare Corp.
(a)
.................... 265,143 21,577,337
UnitedHealth Group, Inc. .................... 386,495 185,764,957
Universal Health Services, Inc. , Class B
(b)
........ 157,661 24,874,176
1,545,834,712
a
Health Care REITs  —  0 .5%
Healthcare Realty Trust, Inc. , Class A ........... 999,185 18,844,629
Healthpeak Properties, Inc. .................. 1,423,828 28,618,943
Medical Properties Trust, Inc. ................. 1,544,178 14,299,088
Omega Healthcare Investors, Inc. .............. 615,964 18,903,935
Ventas, Inc. ............................ 1,044,315 49,364,770

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Welltower, Inc. ........................... 1,298,870 $ 105,065,595
235,096,960
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 198,183 3,608,912
Doximity, Inc. , Class A
(a) (b)
................... 173,330 5,896,687
Teladoc Health, Inc.
(a) (b)
..................... 426,759 10,805,538
20,311,137
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,852,008 31,169,295
Park Hotels & Resorts, Inc. .................. 571,406 7,325,425
38,494,720
a
Hotels, Restaurants & Leisure  —  1 .5%
Aramark ............................... 609,263 26,228,772
Boyd Gaming Corp. ....................... 191,121 13,258,064
Caesars Entertainment, Inc.
(a) (b)
............... 316,287 16,121,148
Carnival Corp.
(a) (b)
......................... 2,599,214 48,943,200
Darden Restaurants, Inc. ................... 168,686 28,184,057
DoorDash, Inc. , Class A
(a) (b)
.................. 170,409 13,022,656
Expedia Group, Inc.
(a)
...................... 100,146 10,954,971
Hilton Worldwide Holdings, Inc. ............... 364,212 53,011,057
Hyatt Hotels Corp. , Class A
(b)
................. 121,007 13,864,982
Las Vegas Sands Corp.
(a)
................... 58,568 3,396,944
Marriott Vacations Worldwide Corp. ............. 95,010 11,659,627
McDonald's Corp. ........................ 1,119,511 334,073,277
MGM Resorts International .................. 785,250 34,488,180
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 845,025 18,396,194
Penn Entertainment, Inc.
(a) (b)
................. 398,730 9,581,482
Planet Fitness, Inc. , Class A
(a) (b)
............... 115,973 7,821,219
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 427,831 44,383,188
Travel + Leisure Co. ....................... 105,633 4,261,235
Vail Resorts, Inc. ......................... 93,747 23,601,745
Wyndham Hotels & Resorts, Inc. .............. 203,177 13,931,847
Wynn Resorts Ltd. ........................ 255,692 27,003,632
Yum! Brands, Inc. ........................ 89,036 12,335,938
768,523,415
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 813,316 98,972,424
Garmin Ltd. ............................. 399,875 41,702,964
Leggett & Platt, Inc. ....................... 344,645 10,208,385
Lennar Corp. , Class A ...................... 650,047 81,457,389
Lennar Corp. , Class B ..................... 39,118 4,419,552
Mohawk Industries, Inc.
(a)
................... 137,586 14,193,372
Newell Brands, Inc. ....................... 989,579 8,609,337
NVR, Inc.
(a)
............................. 7,040 44,708,365
PulteGroup, Inc. ......................... 579,877 45,044,845
Tempur Sealy International, Inc. ............... 345,929 13,861,375
Toll Brothers, Inc. ......................... 289,892 22,921,760
TopBuild Corp.
(a)
......................... 77,856 20,711,253
Whirlpool Corp. .......................... 140,606 20,920,767
427,731,788
a
Household Products  —  1 .9%
Church & Dwight Co., Inc. ................... 66,128 6,628,009
Colgate-Palmolive Co. ..................... 2,145,872 165,317,979
Kimberly-Clark Corp. ...................... 51,750 7,144,605
Procter & Gamble Co. (The) ................. 4,999,136 758,568,897
Reynolds Consumer Products, Inc. ............. 155,898 4,404,119
Spectrum Brands Holdings, Inc. ............... 104,446 8,152,010
950,215,619
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 676,120 $ 14,015,968
Brookfield Renewable Corp. , Class A ........... 332,274 10,473,276
Clearway Energy, Inc. , Class A ................ 90,165 2,434,455
Clearway Energy, Inc. , Class C ............... 213,077 6,085,479
Vistra Corp. ............................ 700,468 18,387,285
51,396,463
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 1,437,661 143,895,489
General Electric Co. ....................... 2,835,056 311,430,902
Honeywell International, Inc. ................. 1,516,464 314,666,280
769,992,671
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 709,005 22,900,861
EastGroup Properties, Inc. .................. 115,291 20,014,518
First Industrial Realty Trust, Inc. ............... 343,382 18,075,628
Prologis, Inc. ............................ 2,412,486 295,843,158
Rexford Industrial Realty, Inc. ................ 521,207 27,217,430
STAG Industrial, Inc. ...................... 467,135 16,760,804
400,812,399
a
Insurance  —  3 .7%
Aflac, Inc. .............................. 1,573,222 109,810,896
Allstate Corp. (The) ....................... 685,540 74,751,282
American Financial Group, Inc. ............... 190,995 22,680,656
American International Group, Inc. ............. 1,917,774 110,348,716
Aon PLC , Class A ........................ 528,635 182,484,802
Arch Capital Group Ltd.
(a)
................... 802,918 60,098,412
Arthur J Gallagher & Co. .................... 522,463 114,717,201
Assurant, Inc. ........................... 138,243 17,379,910
Assured Guaranty Ltd. ..................... 147,814 8,248,021
Axis Capital Holdings Ltd. ................... 202,208 10,884,857
Brighthouse Financial, Inc.
(a)
................. 155,686 7,371,732
Brown & Brown, Inc. ....................... 376,391 25,910,756
Chubb Ltd. ............................. 1,077,826 207,546,175
Cincinnati Financial Corp. ................... 401,624 39,086,048
CNA Financial Corp. ....................... 79,728 3,079,095
Everest Re Group Ltd. ..................... 95,841 32,764,204
Fidelity National Financial, Inc. ................ 675,027 24,300,972
First American Financial Corp. ................ 260,698 14,865,000
Globe Life, Inc. .......................... 230,873 25,308,298
Hanover Insurance Group, Inc. (The) ........... 92,332 10,436,286
Hartford Financial Services Group, Inc. (The) ...... 795,863 57,318,053
Kemper Corp. ........................... 156,582 7,556,647
Lincoln National Corp. ..................... 400,381 10,313,815
Loews Corp. ............................ 496,015 29,453,371
Markel Group, Inc.
(a) (b)
...................... 34,353 47,516,383
Marsh & McLennan Companies, Inc. ............ 257,597 48,448,844
MetLife, Inc. ............................ 1,690,770 95,579,228
Old Republic International Corp. ............... 715,499 18,009,110
Primerica, Inc. ........................... 33,124 6,550,602
Principal Financial Group, Inc. ................ 631,948 47,926,936
Progressive Corp. (The) .................... 383,591 50,775,941
Prudential Financial, Inc. .................... 959,389 84,637,298
Reinsurance Group of America, Inc. ............ 172,975 23,989,903
RenaissanceRe Holdings Ltd. ................ 94,960 17,711,939
RLI Corp. .............................. 81,484 11,120,121
Travelers Companies, Inc. (The) ............... 602,629 104,652,552
Unum Group ............................ 511,242 24,386,243
W R Berkley Corp.
(b)
....................... 556,856 33,166,343
White Mountains Insurance Group Ltd.
(b)
......... 6,444 8,950,136
Willis Towers Watson PLC ................... 243,694 57,389,937
1,887,526,721
a

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Interactive Media & Services  —  0 .1%
IAC, Inc.
(a) (b)
............................ 200,002 $ 12,560,126
Match Group, Inc.
(a)
....................... 71,809 3,005,207
TripAdvisor, Inc.
(a)
........................ 288,891 4,763,812
ZoomInfo Technologies, Inc.
(a)
................ 391,985 9,952,499
30,281,644
a
IT Services  —  1 .2%
Akamai Technologies, Inc.
(a)
.................. 402,688 36,189,570
Amdocs Ltd. ............................ 311,608 30,802,451
Cognizant Technology Solutions Corp. , Class A ..... 1,327,769 86,676,760
DXC Technology Co.
(a) (b)
.................... 590,938 15,789,863
GoDaddy, Inc. , Class A
(a)
.................... 158,075 11,876,175
International Business Machines Corp. .......... 2,376,112 317,947,547
Kyndryl Holdings, Inc.
(a)
..................... 533,418 7,083,791
Okta, Inc. , Class A
(a)
....................... 365,768 25,366,011
Twilio, Inc. , Class A
(a) (b)
..................... 367,796 23,399,181
VeriSign, Inc.
(a)
.......................... 223,980 50,612,761
605,744,110
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 172,957 14,984,995
Hasbro, Inc. ............................ 343,273 22,233,792
Mattel, Inc.
(a)
............................ 915,747 17,893,696
Polaris, Inc.
(b)
........................... 127,896 15,466,463
70,578,946
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 145,424 17,487,236
Avantor, Inc.
(a)
........................... 1,765,932 36,272,243
Azenta, Inc.
(a)
........................... 177,196 8,271,509
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 55,221 20,935,386
Bio-Techne Corp. ......................... 23,065 1,882,796
Charles River Laboratories International, Inc.
(a)
..... 133,017 27,966,824
Danaher Corp. .......................... 1,721,146 413,075,040
ICON PLC
(a)
............................ 181,372 45,379,274
Illumina, Inc.
(a)
........................... 290,085 54,388,037
IQVIA Holdings, Inc.
(a) (b)
..................... 35,045 7,877,065
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 120,297 1,495,292
QIAGEN NV
(a)
........................... 591,638 26,641,459
Repligen Corp.
(a) (b)
........................ 80,616 11,403,939
Revvity, Inc. ............................ 330,312 39,237,763
Sotera Health Co.
(a) (b)
...................... 76,282 1,437,153
Syneos Health, Inc. , Class A
(a)
................ 268,337 11,307,721
Thermo Fisher Scientific, Inc. ................. 387,396 202,123,863
927,182,600
a
Machinery  —  2 .5%
AGCO Corp. ............................ 164,350 21,598,877
Allison Transmission Holdings, Inc. ............. 213,387 12,047,830
Caterpillar, Inc. .......................... 337,626 83,072,877
CNH Industrial N.V. ....................... 2,557,838 36,832,867
Crane Co. .............................. 124,809 11,122,978
Crane NXT Co. .......................... 125,147 7,063,297
Cummins, Inc. ........................... 370,606 90,857,767
Deere & Co. ............................ 46,664 18,907,786
Donaldson Co., Inc. ....................... 184,253 11,517,655
Dover Corp. ............................ 364,533 53,823,298
Esab Corp. ............................. 146,755 9,765,078
Flowserve Corp. ......................... 340,240 12,639,916
Fortive Corp. ............................ 924,227 69,104,453
Gates Industrial Corp. PLC
(a)
................. 308,059 4,152,635
Graco, Inc. ............................. 259,340 22,394,009
IDEX Corp. ............................. 181,148 38,993,919
Illinois Tool Works, Inc. ..................... 146,918 36,753,007
Ingersoll Rand, Inc. ....................... 1,057,757 69,134,998
Security Shares Value
a
Machinery (continued)
ITT, Inc. ............................... 217,264 $ 20,251,178
Lincoln Electric Holdings, Inc. ................ 9,452 1,877,451
Middleby Corp. (The)
(a)
..................... 139,798 20,666,338
Nordson Corp. ........................... 149,661 37,142,867
Oshkosh Corp. .......................... 169,587 14,684,538
Otis Worldwide Corp. ...................... 1,016,759 90,501,719
PACCAR, Inc. ........................... 1,340,145 112,103,129
Parker-Hannifin Corp. ...................... 334,035 130,287,011
Pentair PLC ............................ 426,889 27,577,029
RBC Bearings, Inc.
(a) (b)
..................... 73,554 15,995,788
Snap-on, Inc. ........................... 136,158 39,239,374
Stanley Black & Decker, Inc. ................. 400,675 37,547,254
Timken Co. (The) ......................... 162,580 14,880,947
Westinghouse Air Brake Technologies Corp. ....... 465,998 51,106,001
Xylem, Inc. ............................. 545,990 61,489,394
1,285,133,265
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a) (b)
........................... 154,947 11,923,172
a
Media  —  1 .4%
Cable One, Inc. .......................... 13,629 8,955,343
Comcast Corp. , Class A .................... 10,813,675 449,308,196
DISH Network Corp. , Class A
(a) (b)
.............. 719,357 4,740,563
Fox Corp. , Class A , NVS .................... 761,283 25,883,622
Fox Corp. , Class B ........................ 349,466 11,144,471
Interpublic Group of Companies, Inc. (The) ....... 1,008,379 38,903,262
Liberty Broadband Corp. , Class A
(a) (b)
............ 34,023 2,712,654
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 243,119 19,476,263
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 193,181 6,338,269
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
399,492 13,075,373
New York Times Co. (The) , Class A ............. 420,112 16,544,010
News Corp. , Class A , NVS .................. 990,580 19,316,310
News Corp. , Class B ...................... 302,910 5,973,385
Nexstar Media Group, Inc. ................... 58,487 9,741,010
Omnicom Group, Inc. ...................... 515,634 49,062,575
Paramount Global , Class A
(b)
................. 26,416 490,281
Paramount Global , Class B , NVS .............. 1,500,881 23,879,017
Sirius XM Holdings, Inc.
(b)
................... 1,676,013 7,592,339
713,136,943
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 462,484 15,692,082
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,334,797 22,371,198
Freeport-McMoRan, Inc. .................... 3,734,863 149,394,520
MP Materials Corp. , Class A
(a)
................ 270,548 6,190,138
Newmont Corp. .......................... 2,080,014 88,733,397
Nucor Corp. ............................ 658,009 107,900,316
Reliance Steel & Aluminum Co. ............... 152,908 41,528,284
Royal Gold, Inc. .......................... 172,334 19,780,497
SSR Mining, Inc.
(b)
........................ 536,568 7,608,534
Steel Dynamics, Inc. ....................... 419,993 45,749,837
United States Steel Corp. ................... 585,166 14,635,002
519,583,805
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 1,491,804 15,111,975
Annaly Capital Management, Inc. .............. 1,284,502 25,702,885
Rithm Capital Corp. ....................... 1,254,166 11,726,452
Starwood Property Trust, Inc. ................. 766,526 14,870,604
67,411,916
a
Multi-Utilities  —  1 .4%
Ameren Corp. ........................... 684,399 55,894,866
CenterPoint Energy, Inc. .................... 1,649,630 48,086,714
CMS Energy Corp. ........................ 760,380 44,672,325

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
Consolidated Edison, Inc. ................... 906,947 $ 81,988,009
Dominion Energy, Inc. ...................... 2,185,301 113,176,739
DTE Energy Co. ......................... 538,440 59,239,169
NiSource, Inc. ........................... 1,083,226 29,626,231
Public Service Enterprise Group, Inc. ........... 1,299,826 81,382,106
Sempra Energy .......................... 823,574 119,904,139
WEC Energy Group, Inc. .................... 824,753 72,776,205
706,746,503
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 448,231 50,869,736
Boston Properties, Inc. ..................... 411,986 23,726,274
Cousins Properties, Inc. .................... 393,631 8,974,787
Highwoods Properties, Inc. .................. 270,648 6,471,193
Kilroy Realty Corp. ........................ 303,431 9,130,239
Vornado Realty Trust ...................... 459,814 8,341,026
107,513,255
a
Oil, Gas & Consumable Fuels  —  7 .2%
Antero Midstream Corp. .................... 587,385 6,813,666
Antero Resources Corp.
(a)
................... 735,671 16,942,503
APA Corp. ............................. 92,044 3,145,143
Chesapeake Energy Corp. .................. 332,571 27,829,541
Chevron Corp. ........................... 4,522,018 711,539,532
ConocoPhillips .......................... 3,170,758 328,522,236
Coterra Energy, Inc. ....................... 1,978,977 50,068,118
Devon Energy Corp. ....................... 1,675,228 80,980,521
Diamondback Energy, Inc. ................... 473,463 62,194,100
DT Midstream, Inc. ........................ 252,412 12,512,063
EOG Resources, Inc. ...................... 1,536,693 175,859,147
EQT Corp. ............................. 943,198 38,793,734
Exxon Mobil Corp. ........................ 10,622,679 1,139,282,323
Hess Corp. ............................. 321,284 43,678,560
HF Sinclair Corp. ......................... 367,283 16,384,495
Kinder Morgan, Inc. , Class P ................. 5,126,640 88,280,741
Marathon Oil Corp. ........................ 1,626,550 37,443,181
Marathon Petroleum Corp. .................. 1,153,967 134,552,552
Occidental Petroleum Corp. .................. 1,823,629 107,229,385
ONEOK, Inc. ............................ 1,103,850 68,129,622
Ovintiv, Inc. ............................. 351,589 13,384,993
PDC Energy, Inc. ......................... 225,524 16,043,777
Phillips 66 .............................. 1,204,597 114,894,462
Pioneer Natural Resources Co. ............... 608,493 126,067,580
Range Resources Corp. .................... 616,129 18,114,193
Southwestern Energy Co.
(a)
.................. 2,853,878 17,151,807
Valero Energy Corp. ....................... 942,312 110,533,198
Williams Companies, Inc. (The) ............... 3,183,383 103,873,787
3,670,244,960
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 167,152 12,533,057
a
Passenger Airlines  —  0 .4%
Alaska Air Group, Inc.
(a)
..................... 326,126 17,343,381
American Airlines Group, Inc.
(a)
................ 1,075,296 19,290,810
Delta Air Lines, Inc.
(a)
...................... 1,591,603 75,664,807
Southwest Airlines Co. ..................... 1,553,385 56,248,071
United Airlines Holdings, Inc.
(a) (b)
............... 853,882 46,852,505
215,399,574
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 937,253 11,518,840
Estee Lauder Companies, Inc. (The) , Class A ...... 411,706 80,850,824
Olaplex Holdings, Inc.
(a)
.................... 338,932 1,260,827
93,630,491
a
Security Shares Value
a
Pharmaceuticals  —  5 .4%
Bristol-Myers Squibb Co. .................... 5,497,295 $ 351,552,015
Catalent, Inc.
(a) (b)
......................... 472,471 20,486,343
Elanco Animal Health, Inc.
(a) (b)
................ 1,296,474 13,042,528
Jazz Pharmaceuticals PLC
(a)
................. 76,542 9,488,912
Johnson & Johnson ....................... 6,802,239 1,125,906,599
Merck & Co., Inc. ......................... 5,420,251 625,442,763
Organon & Co. .......................... 664,566 13,829,619
Perrigo Co. PLC ......................... 350,960 11,915,092
Pfizer, Inc. ............................. 14,776,078 541,986,541
Royalty Pharma PLC , Class A ................ 972,681 29,900,214
Viatris, Inc. ............................. 3,133,499 31,272,320
2,774,822,946
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 153,873 33,819,747
Broadridge Financial Solutions, Inc. ............ 50,016 8,284,150
CACI International, Inc. , Class A
(a)
............. 59,315 20,216,925
Ceridian HCM Holding, Inc.
(a) (b)
................ 350,769 23,491,000
Clarivate PLC
(a) (b)
......................... 1,224,364 11,668,189
Concentrix Corp. ......................... 114,200 9,221,650
Dun & Bradstreet Holdings, Inc. ............... 721,799 8,351,214
Equifax, Inc.
(b)
........................... 98,581 23,196,109
FTI Consulting, Inc.
(a) (b)
..................... 70,552 13,418,990
Genpact Ltd. ............................ 350,287 13,160,283
Jacobs Solutions, Inc. ...................... 329,147 39,132,287
KBR, Inc. .............................. 223,774 14,558,736
Leidos Holdings, Inc. ...................... 357,569 31,637,705
ManpowerGroup, Inc. ...................... 131,035 10,404,179
Paycor HCM, Inc.
(a) (b)
...................... 77,902 1,843,940
Robert Half International, Inc.
(b)
............... 276,454 20,794,870
Science Applications International Corp. ......... 139,788 15,723,354
SS&C Technologies Holdings, Inc. ............. 568,878 34,474,007
TransUnion
(b)
............................ 505,211 39,573,178
372,970,513
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 809,630 65,345,237
CoStar Group, Inc.
(a)
....................... 602,243 53,599,627
Howard Hughes Corp. (The)
(a) (b)
............... 87,555 6,909,841
Jones Lang LaSalle, Inc.
(a) (b)
.................. 124,654 19,421,093
Zillow Group, Inc. , Class A
(a) (b)
................ 143,807 7,075,304
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 401,900 20,199,494
172,550,596
a
Residential REITs  —  0 .9%
American Homes 4 Rent , Class A .............. 872,344 30,924,595
Apartment Income REIT Corp. ................ 388,256 14,012,159
AvalonBay Communities, Inc. ................ 365,200 69,121,404
Camden Property Trust ..................... 269,972 29,391,852
Equity LifeStyle Properties, Inc. ............... 314,166 21,014,564
Equity Residential ........................ 974,825 64,309,205
Essex Property Trust, Inc. ................... 167,035 39,136,300
Invitation Homes, Inc. ...................... 1,597,216 54,944,230
Mid-America Apartment Communities, Inc. ........ 303,527 46,093,610
Sun Communities, Inc. ..................... 251,671 32,832,999
UDR, Inc. .............................. 810,937 34,837,854
436,618,772
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 231,504 15,138,046
Brixmor Property Group, Inc. ................. 778,735 17,132,170
Federal Realty Investment Trust ............... 212,544 20,567,883
Kimco Realty Corp. ....................... 1,585,372 31,263,536
NNN REIT, Inc. .......................... 476,821 20,403,171
Realty Income Corp. ....................... 1,727,781 103,304,026

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 442,975 $ 27,362,566
Simon Property Group, Inc. .................. 663,234 76,590,262
Spirit Realty Capital, Inc. .................... 366,528 14,433,873
326,195,533
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,806,618 205,791,856
Analog Devices, Inc. ....................... 1,321,946 257,528,300
Applied Materials, Inc. ..................... 342,224 49,465,057
Cirrus Logic, Inc.
(a)
........................ 143,608 11,633,684
Entegris, Inc. ............................ 370,299 41,036,535
First Solar, Inc.
(a)
......................... 278,085 52,861,178
GlobalFoundries, Inc.
(a) (b)
.................... 204,045 13,177,226
Intel Corp. ............................. 10,917,191 365,070,867
Lam Research Corp. ...................... 18,511 11,899,982
Marvell Technology, Inc. .................... 2,233,832 133,538,477
Microchip Technology, Inc. ................... 404,272 36,218,729
Micron Technology, Inc. ..................... 2,857,849 180,358,850
MKS Instruments, Inc. ..................... 174,627 18,877,179
ON Semiconductor Corp.
(a) (b)
................. 1,126,969 106,588,728
Qorvo, Inc.
(a)
............................ 259,309 26,457,297
QUALCOMM, Inc. ........................ 373,661 44,480,605
Skyworks Solutions, Inc. .................... 415,748 46,019,146
Teradyne, Inc. ........................... 67,750 7,542,608
Texas Instruments, Inc. ..................... 1,405,293 252,980,846
Universal Display Corp. .................... 66,613 9,600,932
Wolfspeed, Inc.
(a) (b)
........................ 322,592 17,932,889
1,889,060,971
a
Software  —  1 .6%
ANSYS, Inc.
(a)
........................... 39,534 13,056,894
AppLovin Corp. , Class A
(a) (b)
.................. 440,339 11,329,922
Aspen Technology, Inc.
(a)
.................... 72,593 12,167,313
Bentley Systems, Inc. , Class B ................ 36,484 1,978,527
BILL Holdings, Inc.
(a) (b)
...................... 268,725 31,400,516
Black Knight, Inc.
(a)
........................ 405,792 24,237,956
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 523,317 5,866,384
Dolby Laboratories, Inc. , Class A .............. 153,901 12,878,436
Dropbox, Inc. , Class A
(a) (b)
................... 75,601 2,016,279
Gen Digital, Inc. .......................... 1,227,866 22,776,914
Guidewire Software, Inc.
(a) (b)
.................. 212,184 16,142,959
HashiCorp, Inc. , Class A
(a) (b)
.................. 76,322 1,998,110
Informatica, Inc. , Class A
(a) (b)
................. 101,860 1,884,410
nCino, Inc.
(a) (b)
........................... 163,965 4,938,626
NCR Corp.
(a)
............................ 331,873 8,363,200
Nutanix, Inc. , Class A
(a)
..................... 452,403 12,689,904
Oracle Corp. ............................ 2,342,005 278,909,375
PTC, Inc.
(a)
............................. 136,370 19,405,451
Roper Technologies, Inc. .................... 276,322 132,855,618
Salesforce, Inc.
(a) (b)
........................ 608,905 128,637,270
SentinelOne, Inc. , Class A
(a) (b)
................ 424,022 6,402,732
Tyler Technologies, Inc.
(a) (b)
.................. 26,429 11,006,886
UiPath, Inc. , Class A
(a) (b)
.................... 227,715 3,773,237
Unity Software, Inc.
(a) (b)
..................... 458,509 19,908,461
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 646,350 43,874,238
828,499,618
a
Specialized REITs  —  1 .5%
Crown Castle, Inc. ........................ 1,011,167 115,212,368
CubeSmart ............................. 581,943 25,989,574
Digital Realty Trust, Inc. .................... 759,836 86,522,525
EPR Properties .......................... 193,063 9,035,348
Equinix, Inc. ............................ 121,546 95,284,771
Extra Space Storage, Inc. ................... 327,884 48,805,533
Gaming and Leisure Properties, Inc. ............ 658,999 31,935,092
Security Shares Value
a
Specialized REITs (continued)
Iron Mountain, Inc. ........................ 384,303 $ 21,836,097
Lamar Advertising Co. , Class A
(b)
.............. 51,771 5,138,272
Life Storage, Inc. ......................... 222,534 29,588,121
National Storage Affiliates Trust ............... 207,637 7,231,997
Public Storage ........................... 171,623 50,093,321
Rayonier, Inc. ........................... 381,860 11,990,404
SBA Communications Corp. , Class A ............ 252,303 58,473,743
VICI Properties, Inc. ....................... 2,623,711 82,463,237
Weyerhaeuser Co. ........................ 1,914,050 64,139,816
743,740,219
a
Specialty Retail  —  0 .8%
Advance Auto Parts, Inc. .................... 158,182 11,120,195
AutoNation, Inc.
(a) (b)
....................... 79,249 13,045,178
AutoZone, Inc.
(a) (b)
........................ 7,893 19,680,090
Bath & Body Works, Inc. .................... 601,480 22,555,500
Best Buy Co., Inc. ........................ 440,077 36,064,310
CarMax, Inc.
(a) (b)
.......................... 390,309 32,668,863
Dick's Sporting Goods, Inc. .................. 146,287 19,337,678
GameStop Corp. , Class A
(a) (b)
................. 696,753 16,896,260
Gap, Inc. (The) .......................... 505,579 4,514,820
Lithia Motors, Inc. ........................ 71,106 21,624,046
Lowe's Companies, Inc. .................... 416,681 94,044,902
Murphy USA, Inc.
(b)
....................... 2,736 851,197
O'Reilly Automotive, Inc.
(a)
................... 24,150 23,070,495
Penske Automotive Group, Inc.
(b)
.............. 52,238 8,704,418
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 230,861 2,054,663
RH
(a) (b)
................................ 35,388 11,663,531
Ross Stores, Inc. ......................... 58,574 6,567,903
Valvoline, Inc. ........................... 329,491 12,359,207
Victoria's Secret & Co.
(a) (b)
................... 112,713 1,964,588
Wayfair, Inc. , Class A
(a) (b)
.................... 139,080 9,041,591
Williams-Sonoma, Inc. ..................... 147,672 18,479,674
386,309,109
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 3,380,084 56,785,411
HP, Inc. ............................... 1,797,584 55,203,805
NetApp, Inc. ............................ 335,044 25,597,362
Pure Storage, Inc. , Class A
(a) (b)
................ 159,501 5,872,827
Western Digital Corp.
(a)
..................... 836,653 31,734,248
175,193,653
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 318,281 11,423,105
Carter's, Inc. ............................ 95,697 6,947,602
Columbia Sportswear Co. ................... 92,979 7,181,698
Nike, Inc. , Class B ........................ 1,452,195 160,278,762
PVH Corp. ............................. 162,229 13,784,598
Ralph Lauren Corp. , Class A ................. 105,735 13,037,126
Skechers USA, Inc. , Class A
(a)
................ 333,421 17,557,950
Tapestry, Inc. ............................ 574,718 24,597,930
Under Armour, Inc. , Class A
(a)
................. 543,330 3,922,842
Under Armour, Inc. , Class C
(a)
................ 482,004 3,234,247
VF Corp. .............................. 909,461 17,361,611
279,327,471
a
Tobacco  —  1 .2%
Altria Group, Inc. ......................... 4,670,711 211,583,208
Philip Morris International, Inc. ................ 4,058,272 396,168,513
607,751,721
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 269,102 11,261,919
Core & Main, Inc. , Class A
(a) (b)
................ 220,540 6,911,724
Fastenal Co. ............................ 376,569 22,213,805

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
Ferguson PLC ........................... 510,151 $ 80,251,854
MSC Industrial Direct Co., Inc. , Class A .......... 119,498 11,385,769
SiteOne Landscape Supply, Inc.
(a) (b)
............. 78,397 13,120,522
United Rentals, Inc. ....................... 142,546 63,485,712
Univar Solutions, Inc.
(a)
..................... 403,570 14,463,949
Watsco, Inc. ............................ 64,873 24,747,103
WESCO International, Inc. ................... 116,293 20,823,424
268,665,781
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 509,247 72,695,009
Essential Utilities, Inc. ...................... 631,660 25,209,551
97,904,560
a
Wireless Telecommunication Services  —  0 .4%
T-Mobile U.S., Inc.
(a) (b)
...................... 1,420,256 197,273,558
a
Total Long-Term Investments — 99.7%
(Cost: $ 47,105,670,021 ) .............................. 50,848,110,138
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.31%
(c) (d) (e)
...................... 662,827,773 $ 662,960,339
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................ 79,539,452 79,539,452
a
Total Short-Term Securities — 1.5%
(Cost: $ 742,128,404 ) ................................ 742,499,791
Total Investments — 101.2%
(Cost: $ 47,847,798,425 ) .............................. 51,590,609,929
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (597,731,412)
Net Assets — 100.0% ................................. $ 50,992,878,517
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 697,020,816  $ —  $ (33,995,252)
(a)
$ 7,482  $ (72,707) $ 662,960,339  662,827,773  $ 3,387,737
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 75,727,321  3,812,131
(a)
—  —  —  79,539,452  79,539,452  996,409  —
BlackRock, Inc. . 272,483,730  31,163,744  (43,495,296) (3,777,342) 12,276,120  268,650,956  388,707  1,995,550  —
$ (3,769,860) $ 12,203,413
$ 1,011,150,747
$ 6,379,696  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DJIA Mini e-CBOT Index ................................................................. 454  09/15/23 $ 78,640  $ 1,402,865
E-Mini S&P MidCap 400 Index ............................................................. 217  09/15/23 57,377  2,157,000
$ 3,559,865

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 50,847,861,261  $ 248,877  $ —  $ 50,848,110,138
Short-Term Securities
Money Market Funds ...................................... 742,499,791  —  —  742,499,791
$ 51,590,361,052  $ 248,877  $ —  $ 51,590,609,929
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,559,865  $ —  $ —  $ 3,559,865
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust